Document Information	12 Months Ended
Sep. 30, 2025
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001227654
Registrant Name	Compass Minerals International, Inc.
Period End Date	Sep. 30, 2025
Reporting Currency	USD
Alternative Reporting Regime	NR